Intangible assets, Sensitivity analysis (Details)	12 Months Ended
Dec. 31, 2017
Sensitivity analysis [Abstract]
Percentage of increase on discount rate	0.50%
Percentage of (decrease) on EBITDA	(1.00%)
Percentage of (decrease) on growth rate in perpetuity	(0.50%)